CONSOLIDATED STATEMENTS OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 12,833,043	$ 11,640,541	$ 9,362,521
Cost of sales	(9,565,899)	(8,816,590)	(8,103,483)
Gross margin	3,267,144	2,823,951	1,259,038
Other income	200,669	148,641	154,286
Distribution costs	(606,207)	(587,272)	(426,599)
Administrative expenses	(824,493)	(683,311)	(576,429)
Other expenses	(459,842)	(532,801)	(531,575)
Gains/(losses) from restructuring activities	0	0	1,679,934
Other gains/(losses)	(36,223)	(91,043)	(347,077)
Income from the operational activities	1,541,048	1,078,165	1,211,578
Financial income	142,411	125,356	1,052,295
Financial costs	(881,950)	(698,231)	(942,403)
Foreign exchange gains	172,917	85,891	25,993
Result of indexation units	19,508	5,311	(1,412)
Income before taxes	993,934	596,492	1,346,051
Income tax (expense)/benefits	(16,489)	(14,942)	(8,914)
NET INCOME FOR THE YEAR	977,445	581,550	1,337,137
Income attributable to owners of the parent company	976,972	581,831	1,339,210
Income (loss) attributable to non-controlling interest	$ 473	$ (281)	$ (2,073)
EARNING PER SHARE
Basic earnings per share (in dollars per share)	$ 0.001616	$ 0.000963	$ 0.013861
Diluted earnings per share (in Dollars per share)	$ 0.001616	$ 0.000963	$ 0.013592